LEASES (Schedule of Maturities of Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 4,452
2023	3,740
2024	2,778
2025	2,396
2026 and thereafter	12,326
Total operating lease payments	25,692
Less: imputed interest	4,123
Present value of lease liability	$ 21,569